Condensed Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (7,950)	$ (12,220)	$ (28,543)	$ (86,543)
Adjustments to reconcile net loss to cash provided by operating activities
Depreciation, depletion and amortization	8,370	9,565	18,972	11,732
Asset impairment	194		2,357	109
Amortization of debt issuance costs	127	1,178	1,289	1,310
Accretion expense	300	246	519	459
Equity earnings in affiliate	(70)	(172)	(271)	(173)
Gain from disposition of property and equipment	(23)	(23)	4	7
Bad debt expense	112	15	44	35
Mark-to-market on derivatives:
Total (gains) losses	8,805	(776)	1,551	(14,640)
Cash settlements	2,107	4,066	12,082	22,189
Unit-based compensation programs	1,130	609	1,049	1,497
Discontinued operations		2,686	2,686	77,081
Changes in Assets and Liabilities:
(Increase) decrease in accounts receivable	(3,489)	1,160	(1,106)	(924)
(Increase) decrease in prepaid expenses	1,272	(77)	(1,238)	(144)
(Increase) decrease in other assets	2	(1,149)	8
Increase (decrease) in accounts payable	615	101	(468)	(370)
Decrease in accrued liabilities	(4,174)	(1,391)	4,824	(2,446)
Increase (decrease) in royalty payable	96	(45)	(176)	115
Increase (decrease) in other liabilities	(1,398)	1,139	559	493
Net cash provided by continuing operations	6,026	4,912	14,142	9,787
Net cash provided by discontinued operations		1,062	1,062	4,421
Net cash provided by operating activities	6,026	5,974	15,204	14,208
Cash flows from investing activities:
Cash paid for acquisitions, net of cash acquired	(1,351)	(130)	(20,221)	(252)
Development of oil and natural gas properties	(3,819)	(6,319)	(15,694)	(15,336)
Proceeds from sale of assets	58	58,987	58,987	1,508
Increase in cash held for escrow			(1,148)	(600)
Distributions from equity affiliate	140	95	245	230
Net cash provided by (used in) continuing operations	(4,972)	52,633	22,169	(14,450)
Net cash used in discontinued operations				(302)
Net cash provided by (used in) investing activities	(4,972)	52,633	22,169	(14,752)
Cash flows from financing activities:
Members' distributions
Proceeds from issuance of debt	5,750	194	16,894
Repayment of debt	(4,500)	(50,194)	(50,194)	(14,400)
Repurchase of Class A, Class C and Class D interests	(2,468)
Units tendered by employees for tax withholdings	(157)	(185)	(185)	(200)
Debt issue costs	(136)	(840)	(953)	(55)
Net cash used in continuing operations	(1,511)	(51,025)	(34,438)	(14,655)
Net cash used in discontinued operations
Net cash used in financing activities	(1,511)	(51,025)	(34,438)	(14,655)
Net increase (decrease) in cash and cash equivalents	(457)	7,582	2,935	(15,199)
Cash and cash equivalents, beginning of period	4,894	1,959	1,959	17,158
Cash and cash equivalents, end of period	4,437	9,541	4,894	1,959
Supplemental disclosures of cash flow information:
Change in accrued capital expenditures	(542)	(351)	(1,674)	307
Cash received during the period for interest				1
Cash paid during the period for interest	(950)	(1,012)	(1,881)	(3,650)
Cash paid during the period for income taxes			$ (75)	$ (19)